REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details)				12 Months Ended
	Oct. 19, 2020 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2020 ARS ($) $ / bbl $ / m³	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Period of maximum reference prices for commercialization of liquefied petroleum gas unchanged				180 days
Increase in price of liquefied petroleum gas	$ 10,885,000
Increase in price of propane gas per ton							$ 1,267,000
Increase in price of propane gas per ton depending on customer							2,832,000
Subsidies received				$ 327,865,000	$ 275,615,000	$ 851,800,000
Subsidies receivable from government				$ 302,777,000	195,810,000
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price									$ 4
Rate applicable to hydrocarbons								8.00%
Barrel price, condition one | $ / bbl				45
Barrel price, condition two | $ / bbl				60
Tax rate for barrel price below US$45				0.00%
Tax rate for barrel price equal or higher than US$60				8.00%
Tariff charge paid (per cubic meter) | $ / m³				0.0492
Tariff charge (per cubic meter) | $ / m³		0.405	0.0492
Bottom of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products				0.00%
Top of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products				8.00%
Production and Commercialization of Liquids [Member]
Domestic market [Abstract]
Subsidies received				$ 150,196,000	$ 637,810,000
Butane [Member]
Foreign market [Abstract]
Export duty percentage									12.00%
Propane [Member]
Domestic market [Abstract]
Increase in price of propane gas per ton							1,941,200
Increase in price of propane gas per ton depending on customer							$ 3,964,000
Foreign market [Abstract]
Export duty percentage									12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage									12.00%